RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The following is a list of the major related parties and the relationship with the Company as of June 30, 2026 and 2025:

Name of the related parties	Relation with the Company
Maderic Holding Limited	Majority Shareholder of IEC
HFO Investment Group Ltd	Shareholder of IEC
Dr. Wirawan Jusuf	Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli	President
Chia Hsin “Charlie” Wu	Chief Technology Officer
Mirza F. Said	Chief Operating Officer and Director
James J. Huang	Chief Investment Officer and Director
Gregory L. Overholtzer	Chief Financial Officer
Chiu Chen-Chia	Shareholder of IEC
Chiu Chen-Ta	Shareholder of IEC
PT. Wiranusa Karana Mardika	An Entity Controlled by Dr. Wirawan Jusuf

The Company’s related party, PT. Wirannusa Karana Mardika (PT WKM) provides office space for Kerja Sama Operasi/Joint Operation with Pertamina (KSO), PT Cogen Nusantara Energi (CNE), PT Harvel Nusantara Energi (HNE) and PT Hutama Wiranusa Energi (HWE). KSO related expenses are recorded under lease operating expense and rental related to other related parties are recorded under general and administrative expenses. The related party rental expenses for the six months ended June 30, 2026 and 2025 were as follows:

	June 30,	June 30,
	2026	2025
	(Unaudited)	(Unaudited)
General and administrative expense	$37,766	$43,853
Leasing operating expense	34,885	34,687
Total	$72,651	$78,540

As of June 30, 2026 and December 31, 2025, the amount due to related parties of the Company was listed as below:

	June 30,	December 31,
Amount due to related parties	2026	2025
	(Unaudited)	(Audited)
PT. Wiranusa Karana Mardika	$1,335	$1,383
Total	$1,335	$1,383

Since January 1, 2023, the Company leased Giesmart Plaza Zone 2 and Zone 1, 3&4 for KSO and combined office space for CNE, HNE and HWE, respectively, from PT WKM. PT WKM is owned by the Company’s CEO, Dr. Wirawan Jusuf, who holds 50% of the ownership. The lease term for Giesmart Plaza Zone 2 was from January 1, 2023 to March 31, 2024, which was extended to March 31, 2025, and further extended to March 31, 2026. The lease agreement of Giesmart Plaza Zone extended again in 2026 to April 1, 2027. The lease term for Giesmart Zone 1, 3&4 was from January 1, 2023 to September 30, 2024, which was extended to September 30, 2027.   During the six months ended June 30, 2025, the Company incurred rent expense of $34,687 for Giesmart Plaza Zone 2, and $43,853 for Zone 1, 3&4. For the six months ended June 30, 2026, the Company incurred rent expense of $34,885 for Giesmart Plaza Zone 2, and $37,766 for Zone 1, 3&4.